-------------------------
   NEUBERBER | BERMAN
-------------------------
A Lehman Brothers Company


PROSPECTUS - DECEMBER 17, 2007
AS AMENDED JUNE 17, 2008

Neuberger Berman
EQUITY FUNDS

INSTITUTIONAL CLASS SHARES

Fasciano Fund

Focus Fund

Guardian Fund

Small Cap Growth Fund


These securities, like the securities of
all mutual funds, have not been approved
or  disapproved  by the  Securities  and
Exchange Commission,  and the Securities
and   Exchange    Commission   has   not
determined   if   this   prospectus   is
accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
--------------------------------------------------------------------------------

EQUITY FUNDS

Fasciano Fund................................................................2


Focus Fund...................................................................9

Guardian Fund...............................................................14

Small Cap Growth Fund.......................................................20


YOUR INVESTMENT

Share Prices................................................................27

Privileges and Services.....................................................28

Distributions and Taxes.....................................................28

Maintaining Your Account....................................................30

Market Timing Policy........................................................36

Portfolio Holdings Policy...................................................36


Fund Structure..............................................................37

THESE FUNDS:

o   are designed for investors with long-term goals in mind
o offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
o also offer the opportunity to diversify your portfolio with Funds that invest using a value or a growth approach, or a combination of the two
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o normally invest at least 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in equity securities.


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(c) 2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
FASCIANO FUND                                                     Ticker Symbol:
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS LONG-TERM CAPITAL GROWTH. THE PORTFOLIO MANAGER ALSO MAY CONSIDER A COMPANY'S POTENTIAL FOR CURRENT INCOME PRIOR TO SELECTING IT FOR THE FUND.

To pursue this goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with:

o strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon
o stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

--> SMALL-CAP STOCKS

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE LAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.

--> GROWTH VS. VALUE INVESTING

VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.

THE FUND'S BLENDED INVESTMENT APPROACH SEEKS TO LOWER RISK BY DIVERSIFYING ACROSS COMPANIES AND INDUSTRIES WITH GROWTH AND VALUE CHARACTERISTICS, AND CAN PROVIDE A CORE SMALL-CAP FOUNDATION WITHIN A DIVERSIFIED PORTFOLIO.

                                 2 FASCIANO FUND

[GRAPHIC OMITTED]

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

The Fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the Portfolio Manager commits a portion of the Fund's assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.


                                 3 FASCIANO FUND

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

                                 4 FASCIANO FUND

[GRAPHIC OMITTED]

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

1997      '98     '99     '00    '01     '02     '03      '04    '05     '06
--------------------------------------------------------------------------------
21.51    7.19    6.16    1.70   4.46   -8.67   29.72    12.55   2.60    4.86

BEST QUARTER:  Q2 '03, 19.46%
WORST QUARTER:  Q3 '98, -13.41%
Year-to-date performance as of 9/30/2007: 4.11%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*
--------------------------------------------------------------------------------

                                 1 Year          5 Years         10 Years
--------------------------------------------------------------------------------

FASCIANO FUND
Return Before Taxes               4.86            7.48             7.74
Return After Taxes on
Distributions                     4.04            7.06             7.16
Return After Taxes on
Distributions and Sale
of Fund Shares                    4.25            6.45             6.62
Russell 2000 Index               18.37           11.39             9.44

After-tax returns are calculatred using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangtements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.
--------------------------------------------------------------------------------


* THE ABOVE PERFORMANCE IS THAT OF THE FASCIANO FUND INVESTOR CLASS. BECAUSE THE INSTITUTIONAL CLASS HAS LOWER EXPENSES, ITS PERFORMANCE TYPICALLY WOULD HAVE BEEN SLIGHTLY BETTER THAN THAT OF THE INVESTOR CLASS. THE YEAR-BY-YEAR AND AVERAGE ANNUAL TOTAL RETURN DATA FOR THE PERIODS PRIOR TO 3/24/2001 ARE THOSE OF NEUBERGER BERMAN FASCIANO FUND'S PREDECESSOR, FASCIANO FUND, INC.

--> PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

                                 5 FASCIANO FUND

[GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
 SHAREHOLDER FEES                                               None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**                                               1.00
Distribution (12b-1) fees                                       None
Other expenses                                                  0.15
--------------------------------------------------------------------------------
Total annual operating expenses                                 1.15
--------------------------------------------------------------------------------
Minus: Expense reimbursement                                    0.09
--------------------------------------------------------------------------------
Net expenses***                                                 1.06
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------------------------------------------
                1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
Expenses         $108            $337            $606            $1,372
--------------------------------------------------------------------------------


* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES ADJUSTED TO REFLECT ANTICIPATED NET ASSETS.

**  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO
    CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INSTITUTIONAL CLASS OF THE FUND THROUGH 8/31/2011 SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS OF THE FUND ARE LIMITED TO 1.05% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.05% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2007, the management fees paid to the Manager were 0.85% of average net assets before reimbursements. The Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Fund.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report dated February 2007.


                                 6 FASCIANO FUND

PORTFOLIO MANAGER

MICHAEL FASCIANO is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and has managed the Fund's assets since its inception. Prior to joining Neuberger Berman, he managed Fasciano Fund, Inc. from its inception in 1988 to 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

                                 7 FASCIANO FUND

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31,                                            2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

               Share price (NAV) at beginning of year            31.19     35.39      39.81      43.83      41.85
PLUS:          Income from investment operations
               Net investment income (loss)                      (0.11)    (0.20)     (0.05)     (0.12)     (0.17)
               Net gains (losses) - realized and unrealized       4.31      4.81       5.41      (0.25)      4.81
               Subtotal: income from investment operations        4.20      4.61       5.36      (0.37)      4.64
MINUS:         Distributions to shareholders
               Capital gain distributions                            -      0.19       1.34       1.61       2.31
EQUALS:        Share price (NAV) at end of year                  35.39     39.81      43.83      41.85      44.18

------------------------------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual                                             1.24      1.22       1.20       1.20       1.29
Gross expenses(1)                                                    -      1.23       1.21       1.21       1.29
Expenses(2)                                                       1.24      1.23       1.20       1.21       1.29
Net investment income (loss) - actual                            (0.36)    (0.52)     (0.13)     (0.28)     (0.39)

------------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)                                                 13.47     13.06(3)   13.60(3)   (0.95)(3)  11.35(3)
Net assets at end of year (in millions of dollars)              277.6      364.9      520.6     484.5      406.2
Portfolio turnover rate (%)                                      24         17         22        39         18
------------------------------------------------------------------------------------------------------------------------------------

THE FIGURES ABOVE ARE FROM THE FASCIANO FUND INVESTOR CLASS. THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT
SHAREHOLDER REPORT (SEE BACK COVER).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.


                                                           8 FASCIANO FUND

Neuberger Berman
FOCUS FUND                                                        Ticker Symbol:
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund invests in a highly concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.


Under normal market conditions, the Fund will hold approximately 30-35 stocks. Because of the concentrated nature of its investment, the Fund typically will be substantially over-and under-weighted in certain economic sectors.


The Portfolio Manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

--> VALUE INVESTING

AT ANY GIVEN TIME, THERE ARE COMPANIES WHOSE STOCK PRICES, WHETHER BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES, DO NOT REFLECT THEIR FULL ECONOMIC OPPORTUNITIES. THIS HAPPENS WHEN INVESTORS UNDER-APPRECIATE THE BUSINESS POTENTIAL OF THESE COMPANIES, OR ARE DISTRACTED BY TRANSIENT OR NON-FUNDAMENTAL ISSUES. THE VALUE INVESTOR EXAMINES THESE COMPANIES, SEARCHING FOR THOSE THAT MAY RISE IN PRICE WHEN OTHER INVESTORS REALIZE THEIR WORTH.

                                  9 FOCUS FUND

[GRAPHIC OMITTED]

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Because the Fund holds a limited number of stocks, the Fund typically will be substantially over- and under-weighted in certain economic sectors at any given time. Therefore, its performance is likely to be disproportionately affected by the factors influencing those sectors and may suffer if certain economic sectors it emphasizes do not perform as expected.

To the extent that the Fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the Fund emphasizes that market capitalization, it could perform worse than certain other funds.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer increases the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

                                  10 FOCUS FUND

[GRAPHIC OMITTED]

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
1997      '98     '99     '00    '01     '02     '03      '04    '05     '06
--------------------------------------------------------------------------------
24.15   13.24   26.02   12.42  -6.69  -36.41   64.89     5.00   0.00   12.41

BEST QUARTER:  Q4 '98, 34.51%
WORST QUARTER:  Q3 '02, -31.87%
Year-to-date performance as of 9/30/2007: 8.80%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*
--------------------------------------------------------------------------------

                                1 Year          5 Years         10 Years
--------------------------------------------------------------------------------
 FOCUS FUND
 Return Before Taxes            12.41            4.36             8.69
 Return After Taxes on
 Distributions                  10.08            3.47             6.98
 Return After Taxes on
 Distributions and
 Sale of Fund Shares            11.13            3.71             7.02
 S&P 500 Index**                15.78            6.19             8.42
 Russell 1000 Value Index       22.25           10.86            11.00

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTIONS:
The S&P 500 Index is an unmanaged index of U.S. stocks.
The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.
--------------------------------------------------------------------------------


* THE ABOVE PERFORMANCE IS THAT OF THE FOCUS FUND INVESTOR CLASS. BECAUSE THE INSTITUTIONAL CLASS HAS LOWER EXPENSES, ITS PERFORMANCE TYPICALLY WOULD HAVE BEEN SLIGHTLY BETTER THAN THAT OF THE INVESTOR CLASS.

** THE FUND'S BROAD-BASED INDEX USED FOR COMPARISON PURPOSES HAS BEEN CHANGED FROM THE RUSSELL 1000 VALUE INDEX TO THE S&P 500 INDEX BECAUSE THE NEW INDEX MORE CLOSELY RESEMBLES THE CHARACTERISTICS OF THE FUND'S INVESTMENTS.

--> PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE ENTIRE U.S. EQUITY MARKET AND OF THE PORTION OF THE MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.


BECAUSE THE FUND HAD A POLICY OF INVESTING MAINLY IN LARGE-CAP STOCKS PRIOR TO SEPTEMBER 1998 AND INVESTING 90% OF ITS ASSETS IN NO MORE THAN SIX ECONOMIC SECTORS PRIOR TO DECEMBER 17, 2007, ITS PERFORMANCE DURING THOSE PERIODS MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

                                  11 FOCUS FUND

[GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE


--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.

Management fees**                                               0.65
Distribution (12b-1) fees                                       None
Other expenses                                                  0.09
--------------------------------------------------------------------------------
Total annual operating expenses                                 0.74
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
 Expenses        $76             $237            $411             $918
--------------------------------------------------------------------------------


* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES ADJUSTED TO REFLECT ANTICIPATED NET ASSETS.


**  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2007, the management fees paid to the Manager were 0.50% of average net assets. The Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Fund.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report dated February 2007.

PORTFOLIO MANAGER

ROBERT B. CORMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has been the Portfolio Manager of the Fund since October 2005. Previously, he co-managed the Fund's assets from November 2003 to September 2005. He held senior positions in portfolio management at four other firms since 1981.

DAVID LEVINE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. He has been a Portfolio Manager of the Fund since June 2008. He is a Portfolio Manager on the Large Cap Value team of Neuberger Berman, LLC. He joined Neuberger Berman in 1995.

HILARY L. FRISCH, CFA, is a Vice President of Neuberger Berman Management Inc. and a Senior Vice President of Neuberger Berman, LLC. She has been a Portfolio Manager of the Fund since June 2008 and is the leader of the Technology, Media and Telecommunication research effort. She joined Neuberger Berman in 2000.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

                                  12 FOCUS FUND

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31,                                            2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

               Share price (NAV) at beginning of year            23.05     32.28      31.96      37.21      34.30
PLUS:          Income from investment operations
               Net investment income (loss)                       0.05      0.08       0.21       0.13       0.15
               Net gains (losses) - realized and unrealized       9.18     (0.35)      5.12       2.24       3.33
               Subtotal: income from investment operations        9.23     (0.27)      5.33       2.37       3.48
MINUS:         Distributions to shareholders
               Income dividends                                      -      0.05       0.08       0.24       0.15
               Capital gain distributions                            -         -          -       5.04       4.84
               Subtotal:  distributions to shareholders              -      0.05       0.08       5.28       4.99
EQUALS:        Share price (NAV) at end of year                  32.28     31.96      37.21      34.30      32.79

------------------------------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual                                             0.90      0.85       0.87       0.87       0.87
Gross expenses(1)                                                    -      0.86       0.87       0.87       0.87
Expenses(2)                                                       0.90      0.86       0.87       0.88       0.88
Net investment income (loss) - actual                             0.21      0.21       0.57       0.37       0.44

------------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)                                                   40.04     (0.84)(3)   16.69(3)    7.00(3)   10.71(3)
Net assets at end of year (in millions of dollars)              1,300.0       1,198.9    1,185.4    1,093.1    1,018.6
Portfolio turnover rate (%)                                        24         27         19         41         53
------------------------------------------------------------------------------------------------------------------------------------

THE FIGURES ABOVE ARE FROM THE FOCUS FUND INVESTOR CLASS. THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT
SHAREHOLDER REPORT (SEE BACK COVER).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.


                                                            13 FOCUS FUND

Neuberger Berman
GUARDIAN FUND                                                     Ticker Symbol:
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

--> MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.

--> VALUATION SENSITIVE INVESTING

IN ADDITION TO TRADITIONAL VALUE INVESTING - I.E., LOOKING FOR VALUE AMONG COMPANIES WHOSE STOCK PRICES ARE BELOW THEIR HISTORICAL AVERAGE, BASED ON EARNINGS, CASH FLOW, OR OTHER FINANCIAL MEASURES - WE MAY ALSO BUY A COMPANY'S SHARES IF THEY LOOK MORE FULLY PRICED BASED ON WALL STREET CONSENSUS ESTIMATES OF EARNINGS, BUT STILL INEXPENSIVE RELATIVE TO OUR ESTIMATES. WE LOOK FOR THESE COMPANIES TO RISE IN PRICE AS THEY OUTPERFORM WALL STREET'S EXPECTATIONS, BECAUSE SOME ASPECTS OF THE BUSINESS HAVE NOT BEEN FULLY APPRECIATED OR APPROPRIATELY PRICED BY OTHER INVESTORS.

                                14 GUARDIAN FUND

[GRAPHIC OMITTED]

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


The Fund holds a relatively concentrated portfolio that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

                                15 GUARDIAN FUND

[GRAPHIC OMITTED]

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

1997      '98     '99     '00    '01     '02     '03      '04    '05     '06
--------------------------------------------------------------------------------
17.94    2.35    8.46   -1.86  -1.84  -25.75   35.14    16.06   8.44   13.48

BEST QUARTER:  Q4 '98, 23.12%
WORST QUARTER:  Q3 '98, -26.19%
Year-to-date performance as of 9/30/2007: 9.64%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*

--------------------------------------------------------------------------------
                                1 Year          5 Years         10 Years
--------------------------------------------------------------------------------
 GUARDIAN FUND
 Return Before Taxes            13.48            7.46             6.10
 Return After Taxeson
 Distributions                  12.31            7.12             4.20
 Return After Taxes on
 Distributions and
 Sale of Fund Shares            10.30            6.40             4.46
 S&P 500 Index                  15.78            6.19             8.42

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTIONS:
The S&P 500 Index is an unmanaged index of U.S. stocks.
--------------------------------------------------------------------------------


* THE ABOVE PERFORMANCE IS THAT OF THE GUARDIAN FUND INVESTOR CLASS. BECAUSE THE INSTITUTIONAL CLASS HAS LOWER EXPENSES, ITS PERFORMANCE TYPICALLY WOULD HAVE BEEN SLIGHTLY BETTER THAN THAT OF THE INVESTOR CLASS.

--> PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.


BECAUSE THE FUND HAD A POLICY OF INVESTING MAINLY IN LARGE-CAP STOCKS PRIOR TO DECEMBER 2002, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.


                                16 GUARDIAN FUND

[GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES                       None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.
Management fees**                      0.64
Distribution (12b-1) fees              None
Other expenses                         0.14
--------------------------------------------------------------------------------
Total annual operating expenses        0.78
--------------------------------------------------------------------------------
Minus: Expense reimbursement           0.02
--------------------------------------------------------------------------------
Net expenses***                        0.76
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
Expenses         $78             $243             $427            $960


* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES ADJUSTED TO REFLECT ANTICIPATED NET ASSETS.

**  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO
    CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INSTITUTIONAL CLASS OF THE FUND THROUGH 8/31/2011 SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE FUND ARE LIMITED TO 0.75% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.75% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2007, the management fees paid to the Manager were 0.49% of average net assets before reimbursements. The Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Fund.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report dated February 2007.

                                17 GUARDIAN FUND

PORTFOLIO MANAGERS

ARTHUR MORETTI is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Moretti joined each firm in 2001 and has managed the Fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

INGRID S. DYOTT is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an Associate Manager of the Fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997.

SAJJAD S. LADIWALA is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

                                18 GUARDIAN FUND

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31,                                            2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

               Share price (NAV) at beginning of year            11.53     12.92      14.46      17.52      18.64
PLUS:          Income from investment operations
               Net investment income                              0.05      0.05       0.13       0.08       0.14
               Net gains (losses) - realized and unrealized       1.40      1.53       2.98       1.16       2.49
               Subtotal: income from investment operations        1.45      1.58       3.11       1.24       2.63
MINUS:         Distributions to shareholders
               Income dividends                                   0.05      0.04       0.05       0.12       0.07
               Capital gain distributions                            -         -          -          -       1.31
               Tax return of capital                              0.01         -          -          -          -
               Subtotal:  distributions to shareholders           0.06      0.04       0.05       0.12       1.38
EQUALS:        Share price (NAV) at end of year                  12.92     14.46      17.52      18.64      19.89

------------------------------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expenseoffset arrangements and/or waiver had not been in effect.

Net expenses - actual                                             0.92      0.90       0.90       0.88       0.87
Gross expenses(1)                                                    -      0.90       0.90       0.88       0.87
Expenses(2)                                                       0.92      0.91       0.90       0.89       0.88
Net investment income (loss) - actual                             0.44      0.35       0.83       0.47       0.69

------------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)                                                 12.70        12.24(3)   21.52(3)    7.09(3)   14.48
Net assets at end of year (in millions of dollars)              1,297.6       1,300.6    1,415.2    1,417.0    1,441.6
Portfolio turnover rate (%)                                       113         25         20         34         20
------------------------------------------------------------------------------------------------------------------------------------


THE FIGURES ABOVE ARE FROM THE GUARDIAN FUND INVESTOR CLASS. THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT
SHAREHOLDER REPORT (SEE BACK COVER).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEES.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.

                                                          19 GUARDIAN FUND

Neuberger Berman
SMALL CAP GROWTH FUND
(Formerly Neuberger Berman Millennium Fund)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, he looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

o   financial condition (such as debt to equity ratio)
o   market share and competitive leadership of the company's products
o   earnings growth relative to competitors
o market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies without providing shareholders at least 60 days' advance notice.

--> SMALL-CAP STOCKS

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE LAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.

--> GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

                            20 SMALL CAP GROWTH FUND

[GRAPHIC OMITTED]

MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

To the extent the Portfolio Manager commits a portion of the Fund's assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.


                            21 SMALL CAP GROWTH FUND

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

                            22 SMALL CAP GROWTH FUND

[GRAPHIC OMITTED]

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]

1997      '98     '99     '00    '01     '02     '03      '04    '05     '06
--------------------------------------------------------------------------------
                130.49  -28.68 -14.47  -44.46   33.26    16.20  15.22    7.98

BEST QUARTER:  Q4 '99, 72.95%
WORST QUARTER:  Q3 '01, -27.89%
Year-to-date performance as of 9/30/2007: 23.56%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2006*

--------------------------------------------------------------------------------
                                                                 Since
                                                                Inception
                                1 Year          5 Years        (10/20/1998)
--------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND
 Return Before Taxes             7.98            1.36            10.59
 Return After Taxes on
 Distributions                   7.98            1.36             9.13
 Return After Taxes on
 Distributions and
 Sale of Fund Shares             5.19            1.16             8.54
 Russell 2000 Growth Index      13.35            6.93             7.42
 Russell 2000 Index             18.37           11.39            11.70

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTIONS:
The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.




* THE ABOVE PERFORMANCE IS THAT OF SMALL CAP GROWTH FUND INVESTOR CLASS (FORMERLY KNOWN AS MILLENNIUM FUND INVESTOR CLASS). BECAUSE INSTITUTIONAL CLASS HAS LOWER EXPENSES, ITS PERFORMANCE TYPICALLY WOULD HAVE BEEN SLIGHTLY BETTER THAN THAT OF THE INVESTOR CLASS.


--> PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE ENTIRE U.S. SMALL-CAP EQUITY MARKET AND OF THE PORTION OF THAT MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

                            23 SMALL CAP GROWTH FUND

[GRAPHIC OMITTED]

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Fund assets, so you pay them indirectly.

Management fees**                                               1.00
Distribution (12b-1) fees                                       None
Other expenses                                                  0.39
--------------------------------------------------------------------------------
Total annual operating expenses                                 1.39
--------------------------------------------------------------------------------
Minus: Expense reimbursement                                    0.49
--------------------------------------------------------------------------------
Net expenses***                                                 0.90
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------------------------------------------
                1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
Expenses         $92             $287            $612            $1,533
--------------------------------------------------------------------------------


* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES ADJUSTED TO REFLECT ANTICIPATED NET ASSETS.

**  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO
    CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE INSTITUTIONAL CLASS OF THE FUND THROUGH 8/31/2011 SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS OF THE FUND ARE LIMITED TO 0.90% OF AVERAGE NET ASSETS. THIS UNDERTAKING APPLIES TO THE FUND'S DIRECT EXPENSES AND DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.90% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2007, the management fees paid to the Manager were 0.85% of average net assets. The Fund will pay the Manager fees at the annual rate of 0.15% of average daily net assets for administrative services provided to the Fund.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report dated February 2007.

                            24 SMALL CAP GROWTH FUND

PORTFOLIO MANAGER

DAVID H. BURSHTAN, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. Mr. Burshtan has managed the Fund since January 2003.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

                            25 SMALL CAP GROWTH FUND

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                         Year Ended August 31,                              2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

                         Share price (NAV) at beginning of year             9.36      10.88      10.71      14.19      15.01
PLUS:                    Income from investment operations
                         Net investment loss                               (0.10)    (0.14)      (0.19)     (0.19)     (0.18)
                         Net gains (losses) - realized and unrealized       1.62     (0.03)       3.67       1.01       4.32
                         Subtotal: income from investment operations        1.52     (0.17)       3.48       0.82       4.14
EQUALS:                  Share price (NAV) at end of year                  10.88     10.71       14.19      15.01      19.15

------------------------------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual                                                       1.75       1.71       1.71       1.57       1.27
Gross expenses(1)                                                           1.83       1.77       1.90       1.86       1.76
Expenses(2)                                                                 1.75       1.75       1.75       1.60       1.30
Net investment loss - actual                                               (1.09)     (1.20)     (1.47)     (1.21)     (1.01)

------------------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
The turnover rate reflects how actively the Fund bought and sold securities.
Total return (%)(3)                                                        16.24      (1.56)     32.49       5.78      27.58
Net assets at end of year (in millions of dollars)                        59.1        43.3       45.0       46.9       58.1
Portfolio turnover rate (%)                                               241         146       204        142        153



THE FIGURES ABOVE ARE FOR THE SMALL CAP GROWTH FUND INVESTOR CLASS. ALL FIGURES FOR FISCAL YEAR 2003 WERE AUDITED BY THE FUND'S
INDEPENDENT AUDITORS DURING THAT YEAR. THE FIGURES FOR FISCAL YEARS 2004 AND THEREAFTER HAVE BEEN AUDITED BY TAIT, WELLER, & BAKER
LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THOSE YEARS. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS,
APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT
    MANAGEMENT FEES.


(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT INC. HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF
    INVESTMENT MANAGEMENT FEES.


                            26 SMALL CAP GROWTH FUND

Neuberger Berman
YOUR INVESTMENT
--------------------------------------------------------------------------------
Institutional Class Shares of the Funds are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account")

o   SHARE PRICES

Because Institutional Class shares of the Funds do not have a sales charge, the price you pay for each share of a Fund is the Fund's net asset value per share. The Funds pay you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.


Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

--> SHARE PRICE CALCULATIONS


THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THAT FUND'S ASSETS ATTRIBUTABLE TO ITS INSTITUTIONAL CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.


WHEN A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET


                               27 YOUR INVESTMENT

VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

o   PRIVILEGES AND SERVICES

If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $5 million. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

--> DOLLAR-COST AVERAGING


SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.


DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

o   DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December).


Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Institutional Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Institutional Class shares of a Fund or paid in cash.



                               28 YOUR INVESTMENT

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to individual retirement accounts, Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares, on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


--> TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.


HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THIS MAY BE SEPARATE FROM THE STATEMENT THAT COVERS YOUR SHARE TRANSACTIONS.


MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

--> BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT


                               29 YOUR INVESTMENT

THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-366-6264.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

--> BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.


BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.


o   MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $5 million.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.


                               30 YOUR INVESTMENT

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell.


In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $5 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.


The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.


The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its


                               31 YOUR INVESTMENT
representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

o   suspend the offering of shares
o   reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o   change, suspend, or revoke the exchange privilege
o   suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


o   MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

                               32 YOUR INVESTMENT

[GRAPHIC OMITTED]

--> INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.


IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL ANY SHARES OF THE FUNDS DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION. IN EXCHANGE FOR SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


[GRAPHIC OMITTED]

--> ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.


--> INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                               33 YOUR INVESTMENT

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.


BUYING SHARES

------------------------------------------------------------------------------------------------------------------------------------
 Method                   Things to know                                       Instructions

------------------------------------------------------------------------------------------------------------------------------------
 SENDING US A CHECK       Your first investment must be at least $5 million    Fill out the application and enclose your
                                                                               check
                          We cannot accept cash, money orders, starter
                          checks, cashier's checks, travelers checks, or       If regular first-class mail, send to:
                          other cash equivalents                                 NEUBERGER BERMAN FUNDS
                                                                                 BOSTON SERVICE CENTER
                          You will be responsible for any losses or fees         P.O. BOX 8403
                          resulting from a bad check; if necessary, we may       BOSTON, MA 02266-8403
                          sell other shares belonging to you in order to
                          cover these losses                                   If express delivery, registered mail, or
                                                                               certified mail, send to:
                          All checks must be made out to "Neuberger              NEUBERGER BERMAN FUNDS
                          Berman Funds"; we cannot accept checks made            C/O STATE STREET BANK AND TRUST COMPANY
                          out to you or other parties and signed over to us      30 DAN ROAD
                                                                                 ANTON, MA 02021

------------------------------------------------------------------------------------------------------------------------------------
 WIRING MONEY             Your first investment must be at least $5 million    Before wiring any money, call 800-366-6264
                                                                               for an order confirmation

                                                                               Have your financial institution send your wire
                                                                               to State Street Bank and Trust Company

                                                                               Include your name, the Fund name, your
                                                                               account number and other information as
                                                                               requested

------------------------------------------------------------------------------------------------------------------------------------
 EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000            Call 800-366-6264 to place your order
 FUND
                          Both accounts involved must be registered in the
                          same name, address and tax ID number

                          An exchange order cannot be cancelled or changed once it has been placed

------------------------------------------------------------------------------------------------------------------------------------
 BY TELEPHONE             We do not accept phone orders for a first            Call 800-366-6264 to notify us of your
                          investment                                           purchase

                          Additional shares will be purchased when your        Immediately follow up with a wire or
                          order is accepted                                    electronic transfer

                          Not available on retirement accounts

------------------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    All investments must be at least $100 (in            Call 800-366-6264 for instructions
 INVESTMENTS              addition to an initial minimum investment of at
                          least $5 million)

                                                         34 YOUR INVESTMENT

SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------------
 Method                   Things to know                                       Instructions

------------------------------------------------------------------------------------------------------------------------------------
 SENDING US A LETTER      Unless you instruct us otherwise, we will mail       Send us a letter requesting us to sell shares
                          your proceeds by check to the address of record,     signed by all registered owners; include your
                          payable to the registered owner(s)                   name, account number, the Fund name, the
                                                                               dollar amount or number of shares you want
                          If you have designated a bank account on your        to sell, and any other instructions
                          application, you can request that we wire the
                          proceeds to this account                             If regular first-class mail, send to:
                                                                                 NEUBERGER BERMAN FUNDS
                          You can also request that we send the proceeds         BOSTON SERVICE CENTER
                          to your designated bank account by electronic          P.O. BOX 8403
                          transfer (ACH)                                         BOSTON, MA 02266-8403

                          You may need a Medallion signature guarantee         If express delivery, registered mail, or
                                                                               certified mail, send to:
                          Please also supply us with your e-mail address       NEUBERGER BERMAN FUNDS
                          and daytime telephone number when you write to         C/O STATE STREET BANK AND TRUST COMPANY
                          us in the event we need to reach you                   30 DAN ROAD
                                                                                 CANTON, MA 02021

------------------------------------------------------------------------------------------------------------------------------------
 SENDING US A FAX         Not available if you have changed the address on     Write a request to sell shares as described
                          the account in the past 15 days                      above

                                                                               Call 800-366-6264 to obtain the appropriate
                                                                               fax number

------------------------------------------------------------------------------------------------------------------------------------
 CALLING IN YOUR ORDER    Not available if you have declined the phone         Call 800-366-6264 to place your order
                          option or are selling shares in certain retirement
                          accounts (The only exception is for those            Give your name, account number, the Fund
                          retirement shareholders who are at least 59 1/2 or   name, the dollar amount or number of shares
                          older and have their birthdates on file)             you want to sell, and any other instructions

                          Not available if you have changed the address on the account in the past 15 days

------------------------------------------------------------------------------------------------------------------------------------
 EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000            Call 800-366-6264 to place your order
 FUND
                          Both accounts must be registered in the same
                          name, address and tax ID number

                          An exchange order cannot be cancelled or changed once it has been placed

------------------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    Withdrawals must be at least $100                    Call 800-366-6264 for instructions
 WITHDRAWALS
------------------------------------------------------------------------------------------------------------------------------------


                                                         35 YOUR INVESTMENT

--> RETIREMENT ACCOUNTS AND PLANS



WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED ACCOUNTS AND PLANS FOR RETIREMENT
SAVING:


TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.


ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF ACCOUNTS OR PLANS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT ACCOUNT OR PLAN.


o   MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.


Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


o   PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.


The complete portfolio holdings for each Fund (except Fasciano and Small Cap Growth Funds) are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end; the complete portfolio holdings of Fasciano and Small Cap Growth Funds are available 15-30 days after the end of each calendar quarter.

Each Fund's complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (holdings for Fasciano and Small Cap Growth Funds will



                               36 YOUR INVESTMENT
be available for only 15-30 days). Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

o   FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Funds.


                               37 YOUR INVESTMENT

--------------------------------------------------------------------------------
NEUBERGER BERMAN EQUITY FUNDS
INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:


o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year

o   Fund performance data and financial statements
o   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

--> OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

--------------------------
   NEUBERBER | BERMAN
--------------------------
 A Lehman Brothers Company



[GRAPHIC OMITTED]

G0014 12/07 SEC file number: 811-582

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com